Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 3,101	$ 2,339
Change in value of derivative financial instruments
Gain (losses) on derivative financial instruments, before tax	313	(322)
Reclassification adjustments for loss (gain) included in the condensed consolidated statements of operations	200	(56)
Other comprehensive income, before tax, change in value of derivative financial instruments	513	(378)
Exchange differences on translation
(Loss) gain arising during the period	(1,443)	1,426
Reclassification adjustments on exchange differences on translation, before tax	(15)	(21)
Other comprehensive income, before tax, exchange differences on translation	(1,458)	1,405
Share of other comprehensive income related to associates and joint ventures:
(Loss) gain arising during the period	(161)	204
Reclassification adjustments for loss (gain) included in the condensed consolidated statements of operations	17	(23)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	(144)	181
Income tax (expense) benefit related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	(86)	162
Components of other comprehensive income that will not be reclassified to profit or loss, before tax
(Loss) gain arising during the period	(205)	216
Share of other comprehensive income (loss) related to associates and joint ventures	(7)	0
Other comprehensive income that will not be reclassified to profit or loss, before tax	(212)	216
Income tax benefit related to components of other comprehensive income that cannot be recycled to the condensed consolidated statements of operations	150	0
Other comprehensive income	(1,237)	1,586
Other comprehensive income, attributable to owners of parent	(1,195)	1,546
Other comprehensive income, attributable to non-controlling interests	(42)	40
Total comprehensive income (loss)	1,864	3,925
Comprehensive income, attributable to owners of parent	1,862	3,870
Comprehensive income, attributable to non-controlling interests	$ 2	$ 55